[FRONT COVER]

SEMIANNUAL REPORT JANUARY 31, 2001

Oppenheimer
Trinity Value Fund


[LOGO]OPPENHEIMERFUNDS\R\
THE RIGHT WAY TO INVEST

[INSIDE FRONT COVER]

REPORT HIGHLIGHTS

FUND OBJECTIVE
Oppenheimer Trinity Value Fund seeks long-term growth of capital.

CONTENTS
1. President's Letter
3. An Interview with Your
Fund's Managers

CUMULATIVE TOTAL RETURNS
For the Six-Month Period Ended 1/31/01*

                WITHOUT         WITH
                SALES CHG.      SALES CHG.
Class A         9.87%           3.56%
Class B         9.31%           4.31%
Class C         9.30%           8.30%
Class Y         9.86%


AVERAGE ANNUAL TOTAL RETURNS
For the 1-Year Period Ended 1/31/01*

                WITHOUT         WITH
                SALES CHG.      SALES CHG.
Class A         12.72%          6.24%
Class B         11.68%          6.68%
Class C         12.84%          11.84%
Class Y         12.82%

*See Notes on page 6 for further details.

PRESIDENT'S LETTER

BRIDGET A. MACASKILL
President
Oppenheimer
Trinity Value Fund

DEAR SHAREHOLDER,
The year 2000 was one to remember, both for the performance of the financial markets and the lessons it presented to all investors.

In many ways, 2000 was a study in contrasts. Many stocks experienced sharp declines, while municipal and high quality bonds performed strongly. The year began with unrestrained enthusiasm for technology stocks in particular, and growth stocks in general, but ended with value-oriented stocks providing better performance.

Market conditions shifted dramatically during 2000.When the year began, the economy was growing rapidly, raising concerns that long-dormant inflationary pressures might resurface. By midyear, however, after a series of interest rate hikes by the Federal Reserve Board (the Fed), the economy began to slow--triggering fears of a potential recession.The slowing economy generally hurt the stock market and benefited high quality bonds.

The lessons provided by a volatile and difficult year reinforced many of the basic investment principles we have discussed in this letter from time to time. In 2000, market volatility was a powerful reminder of the importance of investment diversification--the time-honored strategy of spreading risk among various asset classes, industry groups and investment styles. In addition, actively managed funds generally outperformed passive index funds, as research-intensive security selection again made a critical difference for portfolio returns. Perhaps most important, the markets in 2000 confirmed that sound business fundamentals, rather than investment fads, are a more powerful determinant of investment success over the long term.

Looking forward, we are cautiously optimistic. Our caution arises from expectations that the economy will grow only moderately during the first half of 2001.The Fed, already more concerned about a potential recession than inflation, reversed its monetary policy of the past 18 months by reducing key short-term interest rates. This rate cut, combined with the possibility of future interest rate reductions and a federal income tax cut, may help the economy achieve a "soft landing."

Our current situation has mixed implications for stocks and bonds.While slowed growth may mean decelerated corporate earnings growth, lower interest rates could bolster stock valuations. Similarly, slower economic growth has helped interest-rate-sensitive securities, such as U.S. Government securities, but may have a negative effect on credit-sensitive corporate bonds.


1 Oppenheimer Trinity Value Fund

PRESIDENT'S LETTER

In overseas markets, we believe potential investment opportunities may reside in Europe, which appears to be experiencing slow, steady growth bolstered by the strengthening euro and falling oil prices. Signs are less encouraging in Japan, where the economy generally remains weak. Lower interest rates are buoying the economies of the emerging markets--but slowing growth, plus Mideast tensions, could cast a shadow over these regions.

In this uncertain environment, we intend to adhere to the same proven investment principles that have driven our funds' past success: broad diversification to help reduce risk, an unwavering focus on business fundamentals to seek likely winners, and a long-term perspective that preserves the integrity of each fund's investment approach. Regardless of the short-term movements of the financial markets, these principles--fundamental parts of The Right Way to Invest--should serve investors well in 2001 and beyond.


Sincerely,

/S/Bridget A. Macaskill

Bridget A. Macaskill

February 22, 2001


These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict or depict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow. Stocks and bonds have different types of investment risks; for example, stocks are subject to price changes from market volatility and other factors and bonds are subject to credit and interest rate risks.

2 Oppenheimer Trinity Value Fund

AN INTERVIEW WITH YOUR FUND'S MANAGERS

PORTFOLIO MANAGEMENT TEAM
Miguel de Braganca
Daniel Burke
Blake Gall

HOW WOULD YOU CHARACTERIZE THE FUND'S PERFORMANCE DURING THE SIX-MONTH PERIOD THAT ENDED JANUARY 31, 2001?
We are very pleased with the Fund's performance. The past six months proved a volatile and challenging period for most broad equity markets. However, the Fund's Class A shares delivered a 9.87% return, without deducting sales charges, for this six-month period.(1) Our disciplined, bottom-up stock selection process enabled us to deliver good returns and outperform our benchmark, the S&P 500/BARRA Value Index, for the period.

WHAT CONTRIBUTED TO THIS PERFORMANCE?
Overall, 2000 was a difficult year for growth-oriented stocks, and most broad market indices were lower. The market downturn was primarily in technology stocks, which had been the focus of market strength during the first few months of 2000. During the latter part of 2000, value-oriented stocks began to gain momentum. As technology stocks declined from the unprecedented valuation levels to which they had risen, market strength broadened to include a variety of other industries, including several traditionally value-oriented sectors, such as financials and energy. In our opinion, value investors clearly were able to reap the rewards of adhering to value investing.

HOW DID YOU MANAGE THE FUND IN LIGHT OF THESE CONDITIONS?
We maintained our focus on the stocks of midsized to large, value-oriented companies, including many of the best-known companies in the United States across a variety of industry sectors.

Our management approach centers around our adherence to a consistent investment strategy throughout changing market conditions.We use proven valuation techniques and multifactor computer models to rank stocks within our benchmark index, based on their relative attractiveness.We control portfolio risk by selectively overweighting the most appealing holdings compared to the S&P 500/BARRA Value Index, and underweighting or selling the least attractive. At the same time, we maintain sector weights similar to that of the Fund's benchmark index to ensure broad diversification within the portfolio. Because our models are optimized for each sector, this approach helps eliminate the influences of emotional and subjective biases while helping us determine the most attractive prospects in the prevailing market environment.

Informed by the data generated by our models, we built a diversified portfolio of stocks during the period that reflected the sector weightings of the S&P 500/BARRA Value Index.As was the case with the Index, financials were the Fund's largest single sector, averaging approximately 30% of the Fund's assets. Within financials, our individual stock selections performed well, rising approximately 28% compared to 19% for the Index.We focused on regional banks, which we believed were attractively valued and which were seen by many investors as a safe harbor in a slowing economic environment.We also invested in several major money-center banks, which our ranking process favored due to their strong growth momentum throughout much of the period.

1. See page 6 for further details.

3 Oppenheimer Trinity Value Fund

AN INTERVIEW WITH YOUR FUND'S MANAGERS

DID PERFORMANCE IN ANY OTHER SECTORS SIGNIFICANTLY HELP OR HURT THE FUND COMPARED TO THE INDEX?
Technology proved to be the worst performing sector for the Fund, as it was for the broad market. However, our technology holdings averaged only 7% of the Fund's assets.As a result, the impact of the technology decline on our performance was modest. On the other hand, the Fund benefited from strong returns in the energy sector, particularly among relatively small oil production and exploration companies that were helped by rising oil prices. Energy stocks, which averaged approximately 12% of the Fund's assets during the period, slightly outperformed the Index's energy component.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?
The reporting period marked the first time value-oriented stocks have generally outperformed growth-oriented stocks on a sustained basis since late 1997.Although the gap has begun to close between the historical norms of value and growth, we believe that value stocks remain significantly under-appreciated by today's market.

Furthermore, we believe that the recent strength we've seen in a variety of market sectors outside the technology sector represents a healthy trend for the overall market. Generally, we expect the Fund's disciplined, diversified investment approach to benefit during times of broad-based market strength.

Currently, the U.S. economy's key challenge is to avoid slowing too rapidly. Until it is clear whether or not such a "soft landing" has been achieved, market volatility is likely to remain at an unusually high level. In this challenging and changeable environment, we continue to maintain our unwavering focus on large-cap stocks listed in the S&P 500/BARRA Value
Index. Our highly disciplined, long-term approach to investing is what makes Oppenheimer Trinity Value Fund an important part of The Right Way to Invest.

4 Oppenheimer Trinity Value Fund

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE
For the Periods Ended 12/31/00(2)

                1-YEAR          SINCE INCEPTION
Class A         1.30%           -0.62%
Class B         1.48%           -0.04%
Class C         6.58%           3.75%
Class Y         7.58%           4.03%


TOP TEN COMMON STOCK HOLDINGS(4)
Citigroup Inc.                          7.9%
SBC Communications, Inc.                4.6
Exxon Mobil Corp.                       4.0
Enron Corp.                             3.5
Wells Fargo Co.                         3.4
Liz Claiborne, Inc.                     3.1
Household International, Inc.           2.6
Hartford Financial Services Group, Inc. 2.2
JDS Uniphase Corp.                      2.2
Cigna Corp.                             2.0

SECTOR ALLOCATION(3)
Financial                       25.8%
        Diversified Financial   13.5
        Insurance                7.4
        Banks                    3.7
        Savings & Loans          1.2
Utilities                       12.3
Energy                          12.1
Capital Goods                   11.8
Consumer Cyclicals               9.6
Communication Services           7.3
Technology                       6.9
Consumer Staples                 5.9
Basic Materials                  5.4
Healthcare                       2.4
Transportation                   0.5

2. See page 6 for further details.
3. Portfolio is subject to change. Percentages are as of January 31, 2001, and are based on total market value of common stock holdings.
4. Portfolio is subject to change. Percentages are as of January 31, 2001, and are based on net assets.


5 Oppenheimer Trinity Value Fund

NOTES

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL CHANGES AND CURRENT PERFORMANCE MAY BE LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT
1.800.525.7048 OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized.The Fund's total returns shown do not show the effects of income taxes on an individual's investment.Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Please note that Oppenheimer Trinity Value Fund has a limited operating history and is not an index fund.The inception date of all classes is 9/1/99.The Fund's portfolio managers are employed by the Fund's sub-advisor, Trinity Investment Management Corporation, an affiliate of OppenheimerFunds, Inc., the Fund's investment manager. The S&P 500/BARRA Value Index is a subset of stocks included in the S&P 500 Index, is unmanaged and cannot be purchased directly by investors.

Unless otherwise noted, Class A total returns are shown net of the applicable 5.75% maximum initial sales charge.

Unless otherwise noted, Class B total returns are shown net of the applicable contingent deferred sales charge of 4% (since inception) and 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

Unless otherwise noted, Class C total returns are shown net of the 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class Y shares are only offered to certain institutional investors under special agreements with the distributor.

An explanation of the different calculations of performance is in the Fund's Statement of Additional Information.

6 Oppenheimer Trinity Value Fund



--------------------------------------------------------------------------------------------------------------------------------
Statement of Investments                                                                      January 31, 2001 (Unaudited)


                                                                                                                  Market Value
                                                                                              Shares              See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Common Stocks - 91.3%
--------------------------------------------------------------------------------------------------------------------------------
Basic Materials - 4.9%
--------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) de Nemours & Co.                                                                        900             $ 39,339
--------------------------------------------------------------------------------------------------------------------------------
Metals - 2.9%
--------------------------------------------------------------------------------------------------------------------------------
Alcan Aluminium Ltd.                                                                                 3,400              122,910
--------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                                   1,500               69,600
                                                                                                                  --------------
                                                                                                                        192,510
--------------------------------------------------------------------------------------------------------------------------------
Paper - 1.4%
--------------------------------------------------------------------------------------------------------------------------------
Westvaco Corp.                                                                                       3,400               91,426
--------------------------------------------------------------------------------------------------------------------------------
Capital Goods - 10.7%
--------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense - 2.8%
--------------------------------------------------------------------------------------------------------------------------------
Boeing Co.                                                                                             900               52,650
--------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                                3,800              131,784
                                                                                                                  --------------
                                                                                                                        184,434
--------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.5%
--------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                                 1,300               98,800
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 6.4%
--------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                          1,500               64,380
--------------------------------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                                                                   800               88,520
--------------------------------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                                                  4,300               85,355
--------------------------------------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                          (1)                         2,400               92,400
--------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                              1,500               92,400
                                                                                                                  --------------
                                                                                                                        423,055
--------------------------------------------------------------------------------------------------------------------------------
Communication Services - 6.6%
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications-Long Distance - 2.0%
--------------------------------------------------------------------------------------------------------------------------------
Avaya, Inc.                                                              (1)                           800               14,000
--------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                           700               38,465
--------------------------------------------------------------------------------------------------------------------------------
WorldCom, Inc.                                                           (1)                         3,800               81,937
                                                                                                                  --------------
                                                                                                                        134,402
--------------------------------------------------------------------------------------------------------------------------------
Telephone Utilities - 4.6%
--------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                             6,300              304,605
--------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals - 8.8%
--------------------------------------------------------------------------------------------------------------------------------
Autos & Housing - 2.1%
--------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                                       1,710               48,205
--------------------------------------------------------------------------------------------------------------------------------
General Motors Corp.                                                                                   700               37,590
--------------------------------------------------------------------------------------------------------------------------------
Pulte Corp.                                                                                          1,500               51,750
                                                                                                                  --------------
                                                                                                                        137,545
--------------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                                                    600               27,696
--------------------------------------------------------------------------------------------------------------------------------
Media - 3.2%
--------------------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                                    1,800              114,120
--------------------------------------------------------------------------------------------------------------------------------
Harcourt General, Inc.                                                                                 200               11,484
--------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill, Inc.                                                                                    1,300               83,005
                                                                                                                  --------------
                                                                                                                        208,609
--------------------------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings - 3.1%
--------------------------------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                                                  4,100              201,925

 7  Oppenheimer Trinity Value Fund


--------------------------------------------------------------------------------------------------------------------------------
Statement of Investments (Continued)


                                                                                                                       Market Value
                                                                                                     Shares            See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 5.4%
--------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.0%
--------------------------------------------------------------------------------------------------------------------------------
Adolph Coors Co., Cl. B                                                                                900             $ 62,595
--------------------------------------------------------------------------------------------------------------------------------
Entertainment - 2.1%
--------------------------------------------------------------------------------------------------------------------------------
Disney (Walt) Co.                                                                                    3,000               91,350
--------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                     1,500               44,025
                                                                                                                  --------------
                                                                                                                        135,375
--------------------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers - 0.9%
--------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                            1,000               59,200
--------------------------------------------------------------------------------------------------------------------------------
Household Goods - 1.4%
--------------------------------------------------------------------------------------------------------------------------------
Clorox Co. (The)                                                                                     2,800               94,500
--------------------------------------------------------------------------------------------------------------------------------
Energy - 11.1%
--------------------------------------------------------------------------------------------------------------------------------
Energy Services - 1.4%
--------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                             1,600               91,040
--------------------------------------------------------------------------------------------------------------------------------
Oil:  Domestic - 8.3%
--------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                           600               34,560
--------------------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                           1,200               50,760
--------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                        1,200               99,936
--------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                    3,100              260,865
--------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.                                                                                       200               12,932
--------------------------------------------------------------------------------------------------------------------------------
ONEOK, Inc.                                                                                            600               26,814
--------------------------------------------------------------------------------------------------------------------------------
Texaco, Inc.                                                                                         1,000               61,400
                                                                                                                  --------------
                                                                                                                        547,267
--------------------------------------------------------------------------------------------------------------------------------
Oil:  International - 1.4%
--------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                                                                 1,500               90,525
--------------------------------------------------------------------------------------------------------------------------------
Financial - 23.5%
--------------------------------------------------------------------------------------------------------------------------------
Banks - 3.4%
--------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Co.                                                                                      4,300              221,493
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial - 12.3%
--------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                      9,300              520,521
--------------------------------------------------------------------------------------------------------------------------------
Household International, Inc.                                                                        3,000              172,440
--------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                                                2,000              114,980
                                                                                                                  --------------
                                                                                                                        807,941
--------------------------------------------------------------------------------------------------------------------------------
Insurance - 6.7%
--------------------------------------------------------------------------------------------------------------------------------
Aetna, Inc.                                                              (1)                           500               19,115
--------------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                          1,200               70,776
--------------------------------------------------------------------------------------------------------------------------------
Cigna Corp.                                                                                          1,200              133,380
--------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                              2,400              147,600
--------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                               1,600               71,760
                                                                                                                  --------------
                                                                                                                        442,631
--------------------------------------------------------------------------------------------------------------------------------
Savings & Loans - 1.1%
--------------------------------------------------------------------------------------------------------------------------------
Golden West Financial Corp.                                                                          1,400               74,956
--------------------------------------------------------------------------------------------------------------------------------
Healthcare - 2.2%
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs - 1.2%
--------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                             1,400               78,974
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services - 1.0%
--------------------------------------------------------------------------------------------------------------------------------
Bard (C.R.), Inc.                                                                                      200                9,248
--------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.                                                                                 200                8,724
--------------------------------------------------------------------------------------------------------------------------------
WellPoint Health Networks, Inc.                                          (1)                           500               48,235
                                                                                                                  --------------
                                                                                                                         66,207

 8  Oppenheimer Trinity Value Fund


--------------------------------------------------------------------------------------------------------------------------------
Statement of Investments (Continued)


                                                                                                                     Market Value
                                                                                                  Shares             See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Technology - 6.3%
--------------------------------------------------------------------------------------------------------------------------------
Computer Hardware - 1.2%
--------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies, Inc.                                               (1)                         1,500      $        81,825
--------------------------------------------------------------------------------------------------------------------------------
Computer Software - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                                          600               33,390
--------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.7%
--------------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                                               800               48,000
--------------------------------------------------------------------------------------------------------------------------------
Electronics - 3.9%
--------------------------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp.                                                       (1)                         2,600              142,513
--------------------------------------------------------------------------------------------------------------------------------
Molex, Inc.                                                                                          1,300               56,469
--------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                                       2,400               54,744
                                                                                                                  --------------
                                                                                                                        253,726
--------------------------------------------------------------------------------------------------------------------------------
Transportation - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                              (1)                           700               31,766
--------------------------------------------------------------------------------------------------------------------------------
Utilities - 11.3%
--------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 4.6%
--------------------------------------------------------------------------------------------------------------------------------
Calpine Corp.                                                            (1)                         2,900              115,739
--------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                        300               17,400
--------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                                 1,900               71,630
--------------------------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc.                                                                                    3,700               94,239
                                                                                                                  --------------
                                                                                                                        299,008
--------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 6.7%
--------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp.                                                                                 1,700              106,930
--------------------------------------------------------------------------------------------------------------------------------
Enron Corp.                                                                                          2,900              232,000
--------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                        4,900               99,813
                                                                                                                  --------------
                                                                                                                        438,743
                                                                                                                  --------------
Total Common Stocks (Cost $5,657,051)                                                                                 6,003,508

                                                                                                  Principal
                                                                                                  Amount
--------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 6.1%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 5.65%, dated 1/31/01, to be repurchased at $397,062 on 2/1/01, collateralized by
U.S. Treasury Bonds, 6.625%--7.25%, 5/15/16--2/15/27, with a value of
$26,615 and U.S. Treasury Nts., 4.25%--7.875%, 5/31/01--5/15/09, with a
value of $378,592    (Cost $397,000)                                                              $397,000              397,000

--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $6,054,051)                                                         97.4%           6,400,508
--------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                        2.6              173,231
                                                                                              -------------     ----------------

Net Assets                                                                                           100.0%          $6,573,739
                                                                                              =============     ================


1.  Non-income-producing security.

See accompanying Notes to Financial Statements.



 9  Oppenheimer Trinity Value Fund


------------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                                January 31, 2001 (Unaudited)




------------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at value (cost $6,054,051) - see accompanying statement                                               $6,400,508
------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                      408
------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                                    168,026
Investments sold                                                                                                       74,480
Interest and dividends                                                                                                  6,618
Other                                                                                                                     872
                                                                                                          --------------------
Total assets                                                                                                        6,650,912

------------------------------------------------------------------------------------------------------------------------------
Liabilities
Payables and other liabilities:
Investments purchased                                                                                                  63,478
Legal, auditing and other professional fees                                                                             4,959
Shares of beneficial interest redeemed                                                                                  3,339
Distribution and service plan fees                                                                                        806
Trustees' compensation                                                                                                    622
Transfer and shareholder servicing agent fees                                                                             156
Other                                                                                                                   3,813
                                                                                                          --------------------
Total liabilities                                                                                                      77,173

------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                                         $6,573,739
                                                                                                          ====================

------------------------------------------------------------------------------------------------------------------------------
Composition of Net Assets
Paid-in capital                                                                                                    $6,005,721
------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                                     5,573
------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                                                              215,988
------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                                            346,457
                                                                                                          --------------------
Net assets                                                                                                         $6,573,739
                                                                                                          ====================


10  Oppenheimer Trinity Value Fund


------------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities (Unaudited)(Continued)




------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$3,050,699 and 291,610 shares of beneficial interest outstanding)                                                      $10.46
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                            $11.10

------------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,440,780
and 139,537 shares of beneficial interest outstanding)                                                                 $10.33

------------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,081,213
and 198,954 shares of beneficial interest outstanding)                                                                 $10.46

------------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $1,047 and 100 shares of beneficial interest outstanding)                                                $10.47

See accompanying Notes to Financial Statements.



11  Oppenheimer Trinity Value Fund

---------------------------------------------------------------------------------------------------------------------------------
Statement of Operations                                                        For the Six Months Ended January 31, 2001 (Unaudited)




------------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                                                                                             $54,633
------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                               14,184
                                                                                                          --------------------
Total income                                                                                                           68,817

------------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                                                                        25,496
------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class B                                                                                                                 4,738
Class C                                                                                                                 7,017
------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                                 2,581
Class B                                                                                                                   524
Class C                                                                                                                   758
------------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                            13,367
------------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                    10,140
------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                    616
------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                                40
------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                   3,138
                                                                                                          --------------------
Total expenses                                                                                                         68,415
Less expenses paid indirectly                                                                                             (40)
                                                                                                          --------------------
Net expenses                                                                                                           68,375

------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                                                                     442

------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain
Net realized gain on investments                                                                                      276,508
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                                  328,561
                                                                                                          --------------------
Net realized and unrealized gain                                                                                      605,069

------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                                                                 $605,511
                                                                                                          ====================


See accompanying Notes to Financial Statements.






12  Oppenheimer Trinity Value Fund


------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                                                            Six Months Ended
                                                                                            January 31, 2001       Period Ended
                                                                                            (Unaudited)            July 31, 2000(1)
------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                             $442                $11,772
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                       276,508                (60,520)
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                           328,561                 17,896
                                                                                   --------------------   --------------------
Net increase (decrease) in net assets resulting
from operations                                                                                605,511                (30,852)

------------------------------------------------------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A                                                                                             --                 (7,408)
Class B                                                                                             --                   (185)
Class C                                                                                             --                     (1)
Class Y                                                                                             --                     (4)

------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                                                     (1,148,959)             3,769,200
Class B                                                                                        716,852                630,688
Class C                                                                                      1,107,335                828,562

------------------------------------------------------------------------------------------------------------------------------
Net Assets
Total increase                                                                               1,280,739              5,190,000
------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                          5,293,000                103,000 (2)
                                                                                   --------------------   --------------------
End of period (including undistributed net investment
income of $5,573 and $5,131, respectively)                                                  $6,573,739             $5,293,000
                                                                                   ====================   ====================


1. For the period from September 1, 1999 (inception of offering) to July 31, 2000.
2. Reflects the value of the Manager's seed money investment at August 18, 1999.

See accompanying Notes to Financial Statements.


13  Oppenheimer Trinity Value Fund


-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                               CLASS A                                   CLASS B
                                               --------------------------------------    --------------------------------------
                                                           SIX MONTHS ENDED   PERIOD ENDED          SIX MONTHS ENDED    PERIOD ENDED
                                                           JANUARY 31, 2001   JULY 31,              JANUARY 31, 2001    JULY 31,
                                                           (UNAUDITED)        2000(1)               (UNAUDITED)         2000(1)
-------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                        $9.52             $10.00                 $9.45              $10.00
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .02                .05                    -- (2)             .01
Net realized and unrealized gain (loss)                       .92               (.50)                  .88                (.53)
                                               -------------------   ----------------    ------------------   -----------------
Total gain (loss) from investment operations                  .94               (.45)                  .88                (.52)

-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           --               (.03)                   --                (.03)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $10.46              $9.52                $10.33               $9.45
                                               ===================   ================    ==================   =================
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                         9.87%              (4.50)%               9.31%               (5.18)%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $3,051             $3,798                $1,441                $643
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $4,416             $2,802                 $ 946                $235
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income (loss)                                0.18%              0.52%                 (0.39)%             (0.36)%
Expenses                                                    1.67%              1.53%                  2.65%               2.41%
Expenses, net of indirect expenses                            NA               1.47%                    NA                2.35%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      125%               285%                  125%                285%

1.  For the period from September 1, 1999 (inception of offering) to July 31,
2000.
2.  Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.




14  Oppenheimer Trinity Value Fund


--------------------------------------------------------------------------------------------------------------------------------
Financial Highlights


                                                           Class C                                   Class Y
                                                           --------------------------------          -------------------------------
                                                           SIX MONTHS ENDED    PERIOD ENDED          SIX MONTHS ENDED   PERIOD ENDED
                                                           JANUARY 31, 2001    JULY 31,              JANUARY 31, 2001   JULY 31,
                                                           (UNAUDITED)         2000(1)               (UNAUDITED)        2000(1)
--------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                        $9.57              $10.00                 $9.53              $10.00
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                   -- (2)            (.02)                  .01                 .07
Net realized and unrealized gain (loss)                       .89                (.41)                  .93                (.50)
                                               -------------------   -----------------   -------------------   -----------------
Total gain (loss) from investment operations                  .89                (.43)                  .94                (.43)

--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           --                  -- (2)                --                (.04)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $10.46               $9.57                $10.47               $9.53
                                               ===================   =================   ===================   =================

--------------------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value(3)                         9.30%               (4.27)%               9.86%               (4.33)%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                   $2,081                $851                    $1                  $1
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $1,402                $260                    $1                  $1
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income (loss)                                (0.23)%             (0.36)%               0.20%               0.62%
Expenses                                                     2.65%               2.41%                1.55%               1.42%
Expenses, net of indirect expenses                             NA                2.35%                   NA               1.37%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      125%                285%                  125%                285%

1. For the period from September 1, 1999 (inception of offering) to July 31, 2000.
2.  Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4.  Annualized for periods of less than one full year.


See accompanying Notes to Financial Statements.



15  Oppenheimer Trinity Value Fund

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)




1.  SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Trinity Value Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

REPURCHASE AGREEMENTS The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. As of July 31, 2000, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

                             Expiring
                          ------------
                                 2008                  $60,520




16  Oppenheimer Trinity Value Fund

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)




1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
TRUSTEES' COMPENSATION The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2001, a provision of $337 was made for the Fund's projected benefit obligations resulting in an accumulated liability of $337 as of January 31, 2001.

The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

EXPENSE OFFSET ARRANGEMENTS Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

OTHER Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


17  Oppenheimer Trinity Value Fund

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)




2.  SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                      Six Months Ended January 31, 2001          Period Ended July 31, 2000(1)
                                                      Shares       Amount                        Shares       Amount
---------------------------------------------------------------------------------------------------------------------------------
Class A
Sold                                                   124,780      $         1,268,279          436,509      $     4,185,851
Dividends and/or distributions reinvested                   --                       --              120                1,147
Redeemed                                              (231,902)              (2,417,238)         (47,897)            (417,798)
                                             ------------------     --------------------    -------------     ----------------
Net increase (decrease)                               (107,122)      $       (1,148,959)         388,732      $     3,769,200
                                             ==================     ====================    =============     ================

----------------------------------------------------------------------------------------    ----------------------------------
Class B
Sold                                                    76,060      $           763,200           78,094      $       727,466
Dividends and/or distributions reinvested                   --                       --               19                  182
Redeemed                                                (4,573)                 (46,348)         (10,163)             (96,960)
                                             ------------------     --------------------    -------------     ----------------
Net increase                                            71,487      $           716,852           67,950      $       630,688
                                             ==================     ====================    =============     ================

----------------------------------------------------------------------------------------    ----------------------------------
Class C
Sold                                                   118,042      $         1,189,342           91,083      $       850,172
Dividends and/or distributions reinvested                   --                       --               --                   --
Redeemed                                                (8,016)                 (82,007)          (2,255)             (21,610)
                                             ------------------     --------------------    -------------     ----------------
Net increase                                           110,026      $         1,107,335           88,828      $       828,562
                                             ==================     ====================    =============     ================

----------------------------------------------------------------------------------------    ----------------------------------
Class Y
Sold                                                        --      $                --               --      $            --
Dividends and/or distributions reinvested                   --                       --               --                   --
Redeemed                                                    --                       --               --                   --
                                             ------------------     --------------------    -------------     ----------------
Net increase                                                --      $                --               --      $            --
                                             ==================     ====================    =============     ================

(1) For the period from September 2, 1999 (inception of offering) to July 31, 2000.

3.  PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2001, were $8,174,801 and $7,852,946, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the six months ended January 31, 2001 was an annualized rate of 0.75%, before any waiver by the Manager if applicable.

TRANSFER AGENT FEES OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. Prior to January 1, 2001, OFS performed these services on an at-cost basis. Beginning January 2001, OFS is paid at an agreed upon per account fee.

18  Oppenheimer Trinity Value Fund

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)




4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
SUB-ADVISOR FEES The Manager pays Trinity Investment Management Corporation (the Sub-Advisor) based on the fee schedule set forth in the Prospectus. For the six months ended January 31, 2001, the Manager paid $7,874 to the Sub-Advisor.

DISTRIBUTION AND SERVICE PLAN FEES Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

-------------- ----------------- ------------------ ------------------- ----------------- ----------------
               Aggregate         Class A            Commissions on      Commissions on    Commissions on
               Front-End Sales   Front-End Sales    Class A Shares      Class B Shares    Class C Shares
Six Months     Charges on        Charges Retained   Advanced by         Advanced by       Advanced by
Ended          Class A Shares    by Distributor     Distributor(1)      Distributor(1)    Distributor(1)
-------------- ----------------- ------------------ ------------------- ----------------- ----------------
January 31,    $11,923           $6,914             $--                 $9,741            $6,297
2001
-------------- ----------------- ------------------ ------------------- ----------------- ----------------

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

---------------- ------------------------------- ------------------------------ -------------------------------
                 Class A Contingent Deferred     Class B Contingent Deferred    Class C Contingent Deferred
Six Months       Sales Charges Retained by       Sales Charges Retained by      Sales Charges Retained by
Ended            Distributor                     Distributor                    Distributor
---------------- ------------------------------- ------------------------------ -------------------------------
January 31,      $--                             $1,090                         $--
2001
---------------- ------------------------------- ------------------------------ -------------------------------

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

CLASS A SERVICE PLAN FEES Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

19  Oppenheimer Trinity Value Fund

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)




4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued)
The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

-------------------------------------------------------------------------------------------------------------------------
Distribution fees paid to the Distributor for the six months ended January 31,
2001, were as follows:
-------------------------------------------------------------------------------------------------------------------------
                                                                 Distributor's Aggregate      Distributor's Aggregate
                    Total Payments        Amount Retained by     Unreimbursed Expenses        Unreimbursed Expenses as
                    Under Plan            Distributor            Under Plan                   % of Net Assets of Class
------------------- --------------------- ---------------------- ---------------------------- ---------------------------
Class B Plan        $4,738                $4,295                 $20,881                        1.45%
------------------- --------------------- ---------------------- ---------------------------- ---------------------------
Class C Plan        7,017                   5,806                  18,120                       0.87
------------------- --------------------- ---------------------- ---------------------------- ---------------------------

6.  BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings outstanding during the six months ended or at January 31, 2001.

20  Oppenheimer Trinity Value Fund

Oppenheimer Trinity Value Fund

     Officers and Trustees     Leon Levy, Chairman of the Board of Trustees
                               Donald W. Spiro, Vice Chairman of the Board
                                     of Trustees
                               Bridget A. Macaskill, Trustee and President
                               Robert G. Galli, Trustee
                               Phillip A. Griffiths, Trustee
                               Benjamin Lipstein, Trustee
                               Elizabeth B. Moynihan, Trustee
                               Kenneth A. Randall, Trustee
                               Edward V. Regan, Trustee
                               Russell S. Reynolds, Jr., Trustee
                               Clayton K. Yeutter, Trustee
                               Andrew J. Donohue, Secretary
                               Brian W. Wixted, Treasurer
                               Robert J. Bishop, Assistant Treasurer
                               Scott T. Farrar, Assistant Treasurer
                               Robert G. Zack, Assistant Secretary

     Investment Advisor        OppenheimerFunds, Inc.

     Sub-Advisor               Trinity Investment Management Corporation

     Distributor               OppenheimerFunds Distributor, Inc.

     Transfer and              OppenheimerFunds Services
     Shareholder
     Servicing Agent

     Custodian of              The Bank of New York
     Portfolio Securities

     Independent Auditors      KPMG LLP

     Legal Counsel             Mayer, Brown & Platt

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

For more complete information about Oppenheimer Trinity Value Fund, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds Distributor, Inc. at 1.800.525.7048, or visit the OppenheimerFunds Internet web site, at www.oppenheimerfunds.com.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203


(C) Copyright 2001 OppenheimerFunds, Inc.  All rights reserved.

21  Oppenheimer Trinity Value Fund

[Back cover]

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RS0381.001.0101 April 1, 2001            [LOGO]OPPENHEIMERFUNDS\R\
                                               DISTRIBUTOR, INC.